Schedule of convertible debentures (Details) $ in Thousands, $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2023	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Short-Term Debt [Line Items]
Total			$ 1,145	$ 2,230	$ 3,012	$ 1,239
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Total			$ 163	$ 769	1,039	1,239
Debt Instrument, Interest Rate, Stated Percentage	15.00%	5.00%	15.00%
Debt Instrument, Maturity Date	Jul. 31, 2024		Nov. 29, 2024	Dec. 31, 2023
Nominal amount					1,239
Interest rate	15.00%	5.00%		15.00%
Maturity				November 29, 2024
Better Choice Company Inc Convertible Debentures [Member]
Short-Term Debt [Line Items]
Total				$ 1,461	1,973
Debt Instrument, Interest Rate, Stated Percentage			25.00%
Debt Instrument, Maturity Date			Nov. 14, 2024
Nominal amount					$ 1,973
Interest rate				25.00%
Maturity				November 14, 2024
Convertible Debentures One [Member]
Short-Term Debt [Line Items]
Total			$ 439
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Maturity Date			Jan. 02, 2025
Convertible Debentures Two [Member]
Short-Term Debt [Line Items]
Total			$ 543
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Maturity Date			Aug. 31, 2025